Condensed Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Ordinary Shares	Class A Ordinary Shares Common Stock [Member]	Class B Ordinary Shares Common Stock [Member]	Hippo Enterprises Inc And Subsidiaries [Member]	Hippo Enterprises Inc And Subsidiaries [Member] As Previously Reported	Hippo Enterprises Inc And Subsidiaries [Member] Common Stock [Member]	Hippo Enterprises Inc And Subsidiaries [Member] Additional Paid-in Capital	Hippo Enterprises Inc And Subsidiaries [Member] Accumulated Other Comprehensive Income	Hippo Enterprises Inc And Subsidiaries [Member] Accumulated Deficit	Hippo Enterprises Inc And Subsidiaries [Member] Total Hippo Enterprises Inc. Stockholders' Deficit	Hippo Enterprises Inc And Subsidiaries [Member] Noncontrolling Interest [Member]	Hippo Enterprises Inc And Subsidiaries [Member] Convertible Preferred Stock [Member]	Reinvent Technology Partners Z [Member]	Reinvent Technology Partners Z [Member] As Previously Reported	Reinvent Technology Partners Z [Member] Additional Paid-in Capital	Reinvent Technology Partners Z [Member] Accumulated Deficit	Reinvent Technology Partners Z [Member] Class A Ordinary Shares	Reinvent Technology Partners Z [Member] Class A Ordinary Shares Common Stock [Member]	Reinvent Technology Partners Z [Member] Class B Ordinary Shares Common Stock [Member]
Beginning balance at Dec. 31, 2018							$ (18,100,000)		$ 0	$ 13,900,000	$ 0	$ (32,000,000.0)	$ (18,100,000)	$ 0
Beginning balance (in shares) at Dec. 31, 2018									8,586,503
Beginning balance , Convertible Preferred Stock at Dec. 31, 2018															$ 87,300,000
Beginning balance, Convertible Preferred Stock (in shares) at Dec. 31, 2018															28,627,021
Net income (loss)							(83,100,000)	$ (83,000,000.0)			100,000	(83,100,000)	(83,000,000.0)
Issuance of Series C preferred stock, net of issuance costs															$ 8,000,000.0
Issuance of Series C preferred stock, net of issuance costs (in Shares)															1,135,603
Issuance of Series D preferred stock, net of issuance costs															$ 95,000,000.0
Issuance of Series D preferred stock, net of issuance costs (in Shares)															6,273,064
Issuance of common stock upon exercise of warrants (in Shares)									58,500
Issuance of common stock upon exercise of stock options							900,000			900,000			900,000
Issuance of common stock upon exercise of stock options (in Shares)									1,212,945
Vesting of early exercised stock options							100,000			100,000			100,000
Vesting of early exercised stock options (in Shares)									56,791
Vesting of restricted stock awards (in Shares)									2,155,003
Share-based compensation expense							21,800,000			21,800,000			21,800,000
Ending balance at Dec. 31, 2019							(78,300,000)		$ 0	36,700,000	100,000	(115,100,000)	(78,300,000)	0
Ending balance (in shares) at Dec. 31, 2019									12,069,742
Ending balance , Convertible Preferred Stock at Dec. 31, 2019							190,300,000								$ 190,300,000
Ending balance, Convertible Preferred Stock (in shares) at Dec. 31, 2019															36,035,688
Other comprehensive income							200,000				200,000		200,000
Net income (loss)							(23,900,000)					(23,900,000)	(23,900,000)
Issuance of Series D preferred stock, net of issuance costs															$ 4,900,000
Issuance of Series D preferred stock, net of issuance costs (in Shares)															321,415
Issuance of common stock upon exercise of stock options							100,000			100,000			100,000
Issuance of common stock upon exercise of stock options (in Shares)									82,697
Vesting of early exercised stock options (in Shares)									38,694
Vesting of restricted stock awards (in Shares)									10,557
Share-based compensation expense							1,000,000.0			1,000,000.0			1,000,000.0
Other							100,000							100,000
Ending balance at Mar. 31, 2020							(100,800,000)		$ 0	37,800,000	300,000	(139,000,000.0)	(100,900,000)	100,000
Ending balance (in shares) at Mar. 31, 2020									12,201,690
Ending balance , Convertible Preferred Stock at Mar. 31, 2020															$ 195,200,000
Ending balance, Convertible Preferred Stock (in shares) at Mar. 31, 2020															36,357,103
Beginning balance at Dec. 31, 2019							(78,300,000)		$ 0	36,700,000	100,000	(115,100,000)	(78,300,000)	0
Beginning balance (in shares) at Dec. 31, 2019									12,069,742
Beginning balance , Convertible Preferred Stock at Dec. 31, 2019							190,300,000								$ 190,300,000
Beginning balance, Convertible Preferred Stock (in shares) at Dec. 31, 2019															36,035,688
Net income (loss)							(48,700,000)
Ending balance at Jun. 30, 2020							(124,400,000)		$ 0	39,300,000	100,000	(163,800,000)	(124,400,000)	0
Ending balance (in shares) at Jun. 30, 2020									12,465,363
Ending balance , Convertible Preferred Stock at Jun. 30, 2020															$ 195,200,000
Ending balance, Convertible Preferred Stock (in shares) at Jun. 30, 2020															36,357,103
Beginning balance at Dec. 31, 2019							(78,300,000)		$ 0	36,700,000	100,000	(115,100,000)	(78,300,000)	0
Beginning balance (in shares) at Dec. 31, 2019									12,069,742
Beginning balance , Convertible Preferred Stock at Dec. 31, 2019							190,300,000								$ 190,300,000
Beginning balance, Convertible Preferred Stock (in shares) at Dec. 31, 2019															36,035,688
Net income (loss)							(141,500,000)	(141,400,000)				(141,500,000)	(141,500,000)	100,000
Issuance of Series D preferred stock, net of issuance costs															$ 4,800,000
Issuance of Series D preferred stock, net of issuance costs (in Shares)															321,415
Issuance of Series E preferred stock, net of issuance costs															$ 149,700,000
Issuance of Series E preferred stock, net of issuance costs (in Shares)															7,628,075
Issuance of common stock upon exercise of stock options							$ 2,500,000			2,500,000			2,500,000
Issuance of common stock upon exercise of stock options (in Shares)							1,179,870		1,179,870
Vesting of early exercised stock options (in Shares)									38,694
Vesting of restricted stock awards (in Shares)									19,520
Share-based compensation expense							$ 17,700,000			17,700,000			17,700,000
Ending balance at Dec. 31, 2020	$ 5,000,003	$ 6,471,389	$ (1,472,213)		$ 252	$ 575	(199,500,000)		$ 0	56,900,000	100,000	(256,600,000)	(199,600,000)	100,000		$ 5,000,003		$ 6,471,389	$ (1,472,213)		$ 252	$ 575
Ending balance (in shares) at Dec. 31, 2020					2,515,251	5,750,000			13,307,826												2,515,251	5,750,000
Ending balance , Convertible Preferred Stock at Dec. 31, 2020				$ 204,847,490			344,800,000								$ 344,800,000	204,847,490	$ 218,315,120			$ 204,847,490
Ending balance, Convertible Preferred Stock (in shares) at Dec. 31, 2020				20,484,749											43,985,178					20,484,749
Beginning balance at Mar. 31, 2020							(100,800,000)		$ 0	37,800,000	300,000	(139,000,000.0)	(100,900,000)	100,000
Beginning balance (in shares) at Mar. 31, 2020									12,201,690
Beginning balance , Convertible Preferred Stock at Mar. 31, 2020															$ 195,200,000
Beginning balance, Convertible Preferred Stock (in shares) at Mar. 31, 2020															36,357,103
Other comprehensive income							(200,000)				(200,000)		(200,000)
Net income (loss)							(24,800,000)	(24,900,000)				(24,800,000)	(24,800,000)	(100,000)
Issuance of common stock upon exercise of stock options							500,000			500,000			500,000
Issuance of common stock upon exercise of stock options (in Shares)									258,673
Vesting of restricted stock awards (in Shares)									5,000
Share-based compensation expense							1,000,000.0			1,000,000.0			1,000,000.0
Ending balance at Jun. 30, 2020							(124,400,000)		$ 0	39,300,000	100,000	(163,800,000)	(124,400,000)	0
Ending balance (in shares) at Jun. 30, 2020									12,465,363
Ending balance , Convertible Preferred Stock at Jun. 30, 2020															$ 195,200,000
Ending balance, Convertible Preferred Stock (in shares) at Jun. 30, 2020															36,357,103
Beginning balance at Oct. 01, 2020																0		0	0		$ 0	$ 0
Beginning balance (in shares) at Oct. 01, 2020																					0	0
Issuance of Class B ordinary shares to Sponsor																25,000		24,425				$ 575
Issuance of Class B ordinary shares to Sponsor, Shares																						5,750,000
Sale of units in initial public offering less fair value of public warrants																223,610,510		223,608,210			$ 2,300
Sale of units in initial public offering less fair value of public warrants, Shares																					23,000,000
Offering costs																(12,703,714)		(12,703,714)
Excess cash received over fair value of private placement warrants																387,910		387,910
Shares subject to possible redemption																(204,847,490)		(204,845,442)			$ (2,048)
Shares subject to possible redemption (in shares)																					(20,484,749)
Net income (loss)																(1,472,213)	(231,673)		(1,472,213)
Ending balance at Dec. 31, 2020	5,000,003	6,471,389	(1,472,213)		$ 252	$ 575	(199,500,000)		$ 0	56,900,000	100,000	(256,600,000)	(199,600,000)	100,000		5,000,003		6,471,389	(1,472,213)		$ 252	$ 575
Ending balance (in shares) at Dec. 31, 2020					2,515,251	5,750,000			13,307,826												2,515,251	5,750,000
Ending balance , Convertible Preferred Stock at Dec. 31, 2020				$ 204,847,490			344,800,000								$ 344,800,000	204,847,490	218,315,120			$ 204,847,490
Ending balance, Convertible Preferred Stock (in shares) at Dec. 31, 2020				20,484,749											43,985,178					20,484,749
Other comprehensive income							(600,000)				(600,000)		(600,000)
Shares subject to possible redemption	2,461,840	2,461,816			$ 24
Shares subject to possible redemption (in shares)					246,184
Net income (loss)	(2,461,835)		(2,461,835)				(194,900,000)					(195,200,000)	(195,200,000)	300,000
Issuance of common stock upon exercise of stock options							1,900,000			1,900,000			1,900,000
Issuance of common stock upon exercise of stock options (in Shares)									662,101
Vesting of early exercised stock options							200,000			200,000			200,000
Vesting of early exercised stock options (in Shares)									24,689
Repurchase of common stock (in Shares)									(3,125)
Share-based compensation expense							2,900,000			2,900,000			2,900,000
Other												(100,000)	(100,000)	100,000
Ending balance at Mar. 31, 2021	5,000,008	8,933,205	(3,934,048)		$ 276	$ 575	(390,000,000.0)		$ 0	61,900,000	(500,000)	(451,900,000)	(390,500,000)	500,000
Ending balance (in shares) at Mar. 31, 2021					2,761,435	5,750,000			13,991,491
Ending balance , Convertible Preferred Stock at Mar. 31, 2021															$ 344,800,000
Ending balance, Convertible Preferred Stock (in shares) at Mar. 31, 2021															43,985,178
Beginning balance at Dec. 31, 2020	5,000,003	6,471,389	(1,472,213)		$ 252	$ 575	(199,500,000)		$ 0	56,900,000	100,000	(256,600,000)	(199,600,000)	100,000		5,000,003		$ 6,471,389	$ (1,472,213)		$ 252	$ 575
Beginning balance (in shares) at Dec. 31, 2020					2,515,251	5,750,000			13,307,826												2,515,251	5,750,000
Beginning balance , Convertible Preferred Stock at Dec. 31, 2020				$ 204,847,490			344,800,000								$ 344,800,000	$ 204,847,490	$ 218,315,120			$ 204,847,490
Beginning balance, Convertible Preferred Stock (in shares) at Dec. 31, 2020				20,484,749											43,985,178					20,484,749
Issuance of Class B ordinary shares to Sponsor	25,000
Net income (loss)	(5,093,928)						$ (279,800,000)
Issuance of common stock upon exercise of stock options (in Shares)							846,674
Ending balance at Jun. 30, 2021	5,000,005	11,565,268	(6,566,141)		$ 303	$ 575	$ (469,600,000)		$ 0	65,800,000	(300,000)	(536,400,000)	(470,900,000)	1,300,000
Ending balance (in shares) at Jun. 30, 2021					3,024,644	5,750,000			14,200,750
Ending balance , Convertible Preferred Stock at Jun. 30, 2021				$ 199,753,560			344,800,000								$ 344,800,000
Ending balance, Convertible Preferred Stock (in shares) at Jun. 30, 2021				19,975,356											43,985,178
Beginning balance at Mar. 31, 2021	5,000,008	8,933,205	(3,934,048)		$ 276	$ 575	(390,000,000.0)		$ 0	61,900,000	(500,000)	(451,900,000)	(390,500,000)	500,000
Beginning balance (in shares) at Mar. 31, 2021					2,761,435	5,750,000			13,991,491
Beginning balance , Convertible Preferred Stock at Mar. 31, 2021															$ 344,800,000
Beginning balance, Convertible Preferred Stock (in shares) at Mar. 31, 2021															43,985,178
Other comprehensive income							200,000				200,000		200,000
Shares subject to possible redemption	2,632,090	2,632,063			$ 27
Shares subject to possible redemption (in shares)					263,209
Net income (loss)	(2,632,093)		(2,632,093)				(84,500,000)	$ (83,700,000)				(84,500,000)	(84,500,000)	800,000
Issuance of common stock upon exercise of stock options							600,000			600,000			600,000
Issuance of common stock upon exercise of stock options (in Shares)									184,573
Vesting of early exercised stock options							200,000			200,000			200,000
Vesting of early exercised stock options (in Shares)									24,686
Share-based compensation expense							3,100,000			3,100,000			3,100,000
Ending balance at Jun. 30, 2021	$ 5,000,005	$ 11,565,268	$ (6,566,141)		$ 303	$ 575	(469,600,000)		$ 0	$ 65,800,000	$ (300,000)	$ (536,400,000)	$ (470,900,000)	$ 1,300,000
Ending balance (in shares) at Jun. 30, 2021					3,024,644	5,750,000			14,200,750
Ending balance , Convertible Preferred Stock at Jun. 30, 2021				$ 199,753,560			$ 344,800,000								$ 344,800,000
Ending balance, Convertible Preferred Stock (in shares) at Jun. 30, 2021				19,975,356											43,985,178